Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 198,373	¥ 328,386
Additions	19,940	55,831
Amortizations	(96,454)	(185,710)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current), Net of impairment	121,725	198,373
Deferred costs, current	42,886	89,353	$ 6,218
Deferred costs, non-current	¥ 78,839	¥ 109,020	$ 11,431